Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	Innovex International, Inc.
Entity Central Index Key	0001042893
Entity Emerging Growth Company	false
Entity File Number	001-13439
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	19120 Kenswick Drive
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	346
Local Phone Number	398-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	INVX
Security Exchange Name	NYSE